Prepayment, Other Receivables And Other Current Assets, Net - Schedule of Allowance For Expected Credit Losses (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule Of Allowance For Expected Credit Losses Abstract
Beginning balance, January 1
Addition	59,540	7,650
Exchange realignment	1,180	151
Ending balance, December 31	$ 60,720	$ 7,801